Asset Retirement Obligations - Related to Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligations
Liabilities incurred	$ 6,947	$ 6,349
Anadarko Acquisition
Asset Retirement Obligations
Liabilities incurred	$ 6,400